Share Capital (Authorized Share Capital and Shares issued) (Details)						1 Months Ended						12 Months Ended
	Jan. 02, 2018 USD ($) $ / shares shares	Oct. 16, 2017 yr	Sep. 08, 2017 USD ($) yr $ / shares shares	Sep. 07, 2017 USD ($) $ / shares shares	Aug. 31, 2017 yr $ / shares shares	Dec. 16, 2018 USD ($) yr $ / shares shares	Sep. 26, 2018 USD ($) yr $ / shares shares	Aug. 31, 2018 USD ($)	Dec. 29, 2017 USD ($) $ / shares shares	Nov. 28, 2017 USD ($) yr $ / shares shares	Aug. 31, 2017 USD ($) yr $ / shares shares	Jun. 30, 2019 USD ($) yr $ / shares shares	Jun. 30, 2018 USD ($) yr $ / shares shares	Jun. 30, 2017 USD ($)
Disclosure of classes of share capital [line items]
Conversion													$ 668,610
Expected dividend yield
Expected stock price volatility												100.00%	125.00%
Risk-free interest rate												1.79%	1.25%
Expected life of warrants (years) | yr		1			1							2.38	1
Warrants issued | shares				2,000,000
Exercise price of warrants | $ / shares				$ 0.01								$ 0.10
Proceeds from exercise of warrants				$ 20,000									$ 20,000
Number of units issued | shares												0	3,000,000
Per share price of unit | $ / shares												$ 0.00	$ 0.10
Officer [Member]
Disclosure of classes of share capital [line items]
Shares issued | shares							350,000
Common share price per share | $ / shares							$ 0.035
Amount payable to related party							$ 17,500
Common share value							12,250
Gain on settlement of debt							5,250
CEO [Member]
Disclosure of classes of share capital [line items]
Shares issued | shares	6,000,000								1,000,000
Common share price per share | $ / shares	$ 0.016								$ 0.02
Amount payable to related party	$ 300,000								$ 50,000
Common share value									20,000
Gain on settlement of debt	$ 204,000								$ 30,000
CFO [Member]
Disclosure of classes of share capital [line items]
Shares issued | shares	6,000,000
Common share price per share | $ / shares	$ 0.016
Warrants issued | shares													2,000,000
Exercise price of warrants | $ / shares													$ 0.01
Proceeds from exercise of warrants													$ 20,000
Amount payable to related party	$ 300,000											$ 75,000	$ 300,000
Common share value	$ 96,000
Warrants [Member]
Disclosure of classes of share capital [line items]
Term period												1 year
Fair value of shares unit			$ 8,124			$ 44,156	121,455			$ 16,446
Expected dividend yield												0.00%
Expected stock price volatility												125.00%
Risk-free interest rate												1.23%
Expected life of warrants (years) | yr												1
Convertible Promissory Note [Member]
Disclosure of classes of share capital [line items]
Conversion											$ 517,500
Shares issued | shares					10,350,000						10,350,000
Common share price per share | $ / shares					$ 0.05						$ 0.05
Term period											1 year
One warrant purchase additional common share price | $ / shares											$ 0.10
Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Authorized share capital | shares												500,000,000
Fair value of shares unit			$ 41,876			$ 155,844	$ 228,545			$ 283,554
Preference shares [Member]
Disclosure of classes of share capital [line items]
Authorized share capital | shares												500,000,000
Private Placement [Member]
Disclosure of classes of share capital [line items]
Term period			1 year
Expiring term date						Jun. 30, 2021	Jun. 30, 2021
One warrant purchase additional common share price | $ / shares			$ 0.10			$ 0.05	$ 0.05			$ 0.10
Expected dividend yield			0.00%			0.00%	0.00%			0.00%
Expected stock price volatility			125.00%			100.00%	100.00%			125.00%
Risk-free interest rate			1.21%			1.95%	2.18%			1.61%
Expected life of warrants (years) | yr			1			2.54	2.76			1
Number of units issued | shares			1,000,000			4,000,000	7,000,000			6,000,000
Per share price of unit | $ / shares			$ 0.05			$ 0.05	$ 0.05			$ 0.05
Proceeds from private placement			$ 50,000			$ 200,000	$ 350,000			$ 300,000
CHI [Member]
Disclosure of classes of share capital [line items]
Shares issued | shares					14,000,000						14,000,000
Common share price per share | $ / shares					$ 0.05						$ 0.05
One warrant purchase additional common share price | $ / shares											$ 0.10
Fair value of shares unit											$ 700,000
Expected dividend yield											0.00%
Expected stock price volatility											125.00%
Risk-free interest rate											1.21%
Expected life of warrants (years) | yr											1.00
CHI [Member] | Warrants [Member]
Disclosure of classes of share capital [line items]
Fair value of shares unit											$ (158,204)
CHI [Member] | Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Fair value of shares unit								$ (541,796)